UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Emerging Growth Advisors, Inc.
Address:	World Trade Center Baltimore
		401 E. Pratt St., Suite 211
		Baltimore, MD 21202-3041

13F File Number: 28-6448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Peter S. Welles
Title:	President
Phone:	410-332-1021
Signature, Place, and Date of Signing:

Peter S. Welles	Baltimore, MD		October 28, 2002


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		55

Form 13F Information Table Value Total:		$88,596



List of Other Included Managers:			None
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FORM 13F INFORMATION TABLE



       Column 1          Column 2    Column 3  Column 4 Column 5          Column 6   Column 7 Column8

                                                 VALUE   SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLAS   CUSIP   (x$1000)  PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE  SHARED  NONE

ATMI, Inc.             Common       00207R101      2,891  205,000sh         sole               205,000
Ansoft Corporation     Common       36384105       1,125  225,000sh         sole               225,000
Aspect Communications  Common       45237104         647  440,000sh         sole               440,000
Atrix Laboratories, IncCommon       04962L101        740   50,000sh         sole                50,000
CV Therapeautics       Common       126667104        836   40,000sh         sole                40,000
Carnival Corp.         Class A      143658102      1,506   60,000sh         sole                60,000
Checkpoint Systems     Common       162825103      5,064  410,000sh         sole               410,000
Clearone CommunicationsCommon       185060100        307   90,000sh         sole                90,000
Comverse Technology    Common       205862402      1,591  227,600sh         sole               227,600
Cross Country Inc.     Common       22748P105        847   60,000sh         sole                60,000
Cyberonics             Common       23251P102        861   50,000sh         sole                50,000
Diamondcluster InternatCommon       252762109        554  170,000sh         sole               170,000
Dianon Systems Inc.    Common       252826102      2,000   42,273sh         sole                42,273
Documentum             Common       256159104      3,003  260,000sh         sole               260,000
Elan PLC               ADR          284131208        165   85,517sh         sole                85,517
Flow International CorpCommon       343468104        969  300,000sh         sole               300,000
Health Mgmt Assoc      Class A      421933102      2,629  130,000sh         sole               130,000
KV Pharmaceutical Co. CClass A      482740206      4,253  225,000sh         sole               225,000
Kensey Nash Corp       Common       490057106      4,889  325,000sh         sole               325,000
Legato Systems         Common       524651106      2,069  750,000sh         sole               750,000
LoJack                 Common       539451104      1,785  420,000sh         sole               420,000
MRO Software Inc.      Common       55347W105      3,468  398,600sh         sole               398,600
Mapics, Inc.           Common       564910107        364   65,000sh         sole                65,000
Maxim Integrated ProducClass A      57772K101        990   40,000sh         sole                40,000
Molecular Devices      Common       60851C107      3,378  270,000sh         sole               270,000
Netegrity Inc.         Common       64110P107        773  375,000sh         sole               375,000
Network Appliance      Common       641201104      2,566  350,000sh         sole               350,000
Nextel Communications  Class A      65332V103      1,359  180,000sh         sole               180,000
Orthodontic Centers of Common       68750P103      1,605  150,000sh         sole               150,000
PF Chang's China BistroCommon       69333Y108        697   24,000sh         sole                24,000
Pinnacle Systems Inc   Common       723481107      4,698  435,000sh         sole               435,000
Planar Systems         Common       726900103      4,224  265,000sh         sole               265,000
Power Integrations Inc.Common       739276103        731   60,000sh         sole                60,000
Precis Inc.            Common       740184106      1,143  195,000sh         sole               195,000
Prosoft Training       Common       743477101        163  495,000sh         sole               495,000
Prosoft Training       Unregistered 743477101         59  180,000sh         sole               180,000
Proxim                 Common       744284100      1,050  600,000sh         sole               600,000
QRS Corp.              Common       74726X105      1,989  300,000sh         sole               300,000
Renaissance Learning InCommon       75968L105      2,558  180,000sh         sole               180,000
Roxio, Inc.            Common       780008108        242   80,000sh         sole                80,000
Secure Computing Corp  Common       813705100        960  300,000sh         sole               300,000
Serena Software, Inc.  Common       817492101      2,640  220,000sh         sole               220,000
SonicWALL, Inc.        Common       835470105        536  195,000sh         sole               195,000
Southwest Bancorp of TeCommon       84476R109        837   23,000sh         sole                23,000
Stellent Inc.          Common       85856W105        957  255,000sh         sole               255,000
Stericycle Inc.        Common       858912108        814   24,000sh         sole                24,000
Superior Energy ServiceCommon       868157108        813  125,000sh         sole               125,000
Sylvan Learning ServiceCommon       871399101        821   60,000sh         sole                60,000
Symantec Corp          Common       871503108      5,045  150,000sh         sole               150,000
SymmetriCom, Inc.      Common       871543104      1,690  660,000sh         sole               660,000
Systemone Technologies Common       87187Q104         90  100,000sh         sole               100,000
UCBH Holdings          Common       90262T308        786   20,000sh         sole                20,000
Varian Semiconductor EqCommon       922207105        822   50,000sh         sole                50,000
Verilink Corp.         Common       923432108        240  500,000sh         sole               500,000
Wright Medical Group InCommon       98235T107     761.20    40000sh         sole                 40000


















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